Expense Example - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2025 USD ($)
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,139
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,935
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,069
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,726
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,010